Revenues - Summary of Revenues (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	¥ 40,866,309	¥ 30,676,067	¥ 26,855,119
Vehicle Sales [Member]
Disaggregation of Revenue [Line Items]
Revenues	35,829,402	28,010,857	24,839,637
Services And Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 5,036,907	¥ 2,665,210	¥ 2,015,482